Financial Assets at Fair Value through Other Comprehensive Income (Details Textual) - Equity price risk [member] - FVTOCI [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Assumed change in risk	10.00%
Assumed change in risk, monetary effect	$ 697,993